UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)
P.O. Box 5049
Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Nancy L. Conlin, Secretary	Timothy W. Diggins, Esq.
State Street Bank and Trust Company	Ropes & Gray LLP
One Lincoln Street SFC 4	One International Place
Boston, MA 02111-2900	Boston, Massachusetts 02110-2624
Registrant’s telephone number, including area code: (617) 662-1742
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

State Street Equity 500 Index Portfolio
Portfolio of Investments
September 30, 2009 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 9.2%
Abercrombie & Fitch Co. Class A	19,246	$633
Amazon.Com, Inc. (a)	68,192	6,366
Apollo Group, Inc. Class A (a)	25,229	1,859
AutoNation, Inc. (a)	23,063	417
AutoZone, Inc. (a)	6,264	916
Bed Bath & Beyond, Inc. (a)	52,445	1,969
Best Buy Co., Inc.	69,119	2,593
Big Lots, Inc. (a)	16,227	406
Black & Decker Corp.	11,937	553
Carnival Corp.	87,950	2,927
CBS Corp. Class B	140,203	1,689
Coach, Inc.	65,528	2,157
Comcast Corp. Class A	586,648	9,908
D.R. Horton, Inc.	52,876	603
Darden Restaurants, Inc.	27,988	955
DeVry, Inc.	12,500	692
DIRECTV Group, Inc. (a)	89,377	2,465
Eastman Kodak Co.	54,482	260
eBay, Inc. (a)	230,503	5,442
Expedia, Inc. (a)	43,915	1,052
Family Dollar Stores, Inc.	30,158	796
Ford Motor Co. (a)	660,598	4,763
Fortune Brands, Inc.	30,545	1,313
GameStop Corp. Class A (a)	32,400	858
Gannett Co., Inc.	42,074	526
Gap, Inc.	93,698	2,005
Genuine Parts Co.	33,309	1,268
Goodyear Tire & Rubber Co. (a)	51,857	883
H&R Block, Inc.	66,915	1,230
Harley-Davidson, Inc.	48,001	1,104
Harman International Industries, Inc.	15,921	539
Hasbro, Inc.	24,425	678
Home Depot, Inc.	345,112	9,194
Host Hotels & Resorts, Inc.	123,665	1,456
International Game Technology	60,919	1,309
Interpublic Group of Cos., Inc. (a)	100,694	757
JC Penney Co., Inc.	48,310	1,630
Johnson Controls, Inc.	121,786	3,113
KB HOME	14,794	246
Kohl’s Corp. (a)	61,733	3,522
Lennar Corp. Class A	34,631	493
Limited Brands	57,467	976
Lowe’s Cos., Inc.	302,562	6,336
Macy’s, Inc.	85,423	1,562
Marriot International, Inc. Class A	49,183	1,357
Mattel, Inc.	73,376	1,355
McDonald’s Corp.	220,525	12,585
McGraw-Hill, Inc.	63,566	1,598
Meredith Corp.	7,889	236
New York Times Co. Class A	22,922	186
Newell Rubbermaid, Inc.	59,893	940
News Corp. Class A	452,109	5,421
NIKE, Inc. Class B	79,152	5,121
Nordstrom, Inc.	32,733	1,000
O’Reilly Automotive, Inc. (a)	28,300	1,023
Office Depot, Inc. (a)	51,256	339
Omnicom Group, Inc.	62,741	2,318
Polo Ralph Lauren Corp.	12,215	936
Pulte Homes, Inc.	64,905	713
Radioshack Corp.	26,203	434
Scripps Networks Interactive, Inc. Class A	19,835	733
Sears Holdings Corp. (a)	10,974	717
Snap-On, Inc.	11,612	404
Stanley Works	17,183	734
Staples, Inc.	146,533	3,402
Starbucks Corp. (a)	149,061	3,078
Starwood Hotels & Resorts Worldwide, Inc.	38,947	1,286
Target Corp.	154,116	7,194
Tiffany & Co.	26,380	1,016
Time Warner Cable, Inc.	70,971	3,058
Time Warner, Inc.	243,691	7,013
TJX Cos., Inc.	87,606	3,255
V.F. Corp.	18,193	1,318
Viacom, Inc. Class B (a)	122,622	3,438
Walt Disney Co.	377,545	10,367
Washington Post Co. Class B	1,260	590
Whirlpool Corp.	15,561	1,089
Wyndham Worldwide Corp.	34,299	560
Wynn Resorts, Ltd. (a)	14,300	1,014
Yum! Brands, Inc.	93,292	3,150

		179,397

Consumer Staples — 11.2%
Altria Group, Inc.	420,999	7,498
Archer-Daniels-Midland Co.	131,224	3,834
Avon Products, Inc.	87,660	2,977
Brown-Forman Corp. Class B	20,855	1,006
Campbell Soup Co.	42,065	1,372
Clorox Co.	29,043	1,708
Coca-Cola Co.	469,211	25,197
Coca-Cola Enterprises, Inc.	62,501	1,338
Colgate-Palmolive Co.	101,701	7,758
ConAgra Foods, Inc.	89,175	1,933
Constellation Brands, Inc. Class A (a)	37,426	567
Costco Wholesale Corp.	88,689	5,007
CVS Caremark Corp.	291,432	10,416
Dean Foods Co. (a)	33,458	595
Dr Pepper Snapple Group, Inc. (a)	51,300	1,475
Estee Lauder Cos., Inc. Class A	23,252	862
General Mills, Inc.	66,332	4,271
H.J. Heinz Co.	63,269	2,515
Hormel Foods Corp.	13,400	476
Kellogg Co.	50,735	2,498
Kimberly-Clark Corp.	84,400	4,978
Kraft Foods, Inc. Class A	299,709	7,873
Kroger Co.	133,776	2,761
Lorillard, Inc.	33,861	2,516
McCormick & Co., Inc.	28,053	952

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2009 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Molson Coors Brewing Co., Class B	30,962	$1,507
Pepsi Bottling Group, Inc.	26,753	975
PepsiCo, Inc.	317,156	18,604
Philip Morris International, Inc.	391,399	19,077
Procter & Gamble Co.	594,219	34,417
Reynolds American, Inc.	34,087	1,518
Safeway, Inc.	89,064	1,756
Sara Lee Corp.	139,034	1,549
SuperValu, Inc.	41,948	632
Sysco Corp.	119,409	2,967
The Hershey Company	34,482	1,340
The J.M. Smucker Co.	24,660	1,307
Tyson Foods, Inc., Class A	57,835	731
Wal-Mart Stores, Inc.	437,202	21,462
Walgreen Co.	203,318	7,618
Whole Foods Market, Inc. (a)	29,533	901

		218,744

Energy — 11.5%
Anadarko Petroleum Corp.	98,726	6,193
Apache Corp.	68,725	6,311
Baker Hughes, Inc.	62,278	2,657
BJ Services Co.	60,448	1,175
Cabot Oil & Gas Corp.	20,300	726
Cameron International Corp. (a)	45,100	1,706
Chesapeake Energy Corp.	128,482	3,649
Chevron Corp. (d)	408,446	28,767
ConocoPhillips	299,830	13,540
Consol Energy, Inc.	35,773	1,614
Denbury Resources, Inc. (a)	47,800	723
Devon Energy Corp.	91,151	6,137
Diamond Offshore Drilling, Inc.	14,500	1,385
El Paso Corp.	145,492	1,501
ENSCO International, Inc.	29,177	1,241
EOG Resources, Inc.	50,517	4,219
EQT Corp.	26,800	1,142
ExxonMobil Corp. (d)	977,572	67,071
FMC Technologies, Inc. (a)	25,400	1,327
Halliburton Co.	184,934	5,015
Hess Corp.	57,501	3,074
Marathon Oil Corp.	144,277	4,602
Massey Energy Co.	19,300	538
Murphy Oil Corp.	39,241	2,259
Nabors Industries, Ltd. (a)	58,704	1,227
National Oilwell Varco, Inc. (a)	85,657	3,694
Noble Energy, Inc.	34,810	2,296
Occidental Petroleum Corp.	163,844	12,845
Peabody Energy Corp.	54,024	2,011
Pioneer Natural Resources Co.	24,700	896
Questar Corp.	35,968	1,351
Range Resources Corp.	31,400	1,550
Rowan Cos., Inc.	24,520	566
Schlumberger, Ltd.	242,175	14,434
Smith International, Inc.	46,334	1,330
Southwestern Energy Co. (a)	69,500	2,966
Spectra Energy Corp.	129,598	2,455
Sunoco, Inc.	24,884	708
Tesoro Corp.	26,365	395
Valero Energy Corp.	113,009	2,191
Williams Cos., Inc.	117,268	2,096
XTO Energy, Inc.	118,352	4,890

		224,473

Financials — 15.2%
AFLAC, Inc.	95,690	4,090
Allstate Corp.	110,006	3,368
American Express Co.	241,764	8,196
American International Group, Inc. (a)	27,833	1,228
Ameriprise Financial, Inc.	53,007	1,926
AON Corp.	57,047	2,321
Apartment Investment & Management Co. Class A	29,552	436
Assurant, Inc.	25,031	802
AvalonBay Communities, Inc.	16,298	1,185
Bank of America Corp.	1,761,671	29,807
Bank of New York Mellon Corp.	244,985	7,102
BB&T Corp.	140,470	3,826
Boston Properties, Inc.	28,767	1,886
Capital One Financial Corp.	92,063	3,289
CB Richard Ellis Group, Inc. Class A (a)	47,275	555
Charles Schwab Corp.	192,393	3,684
Chubb Corp.	71,175	3,588
Cincinnati Financial Corp.	31,214	811
Citigroup, Inc.	2,634,802	12,752
CME Group, Inc.	13,391	4,127
Comerica, Inc.	31,744	942
Developers Diversified Realty Corp.	1,532	14
Discover Financial Services	109,205	1,772
E*Trade Financial Corp. (a)	232,015	406
Equity Residential	55,457	1,703
Federated Investors, Inc. Class B	18,970	500
Fifth Third Bancorp	163,116	1,652
First Horizon National Corp. (a)	42,666	564
Franklin Resources, Inc.	30,980	3,117
Genworth Financial, Inc. Class A	91,551	1,094
Goldman Sachs Group, Inc.	104,234	19,216
Hartford Financial Services Group, Inc.	76,197	2,019
HCP, Inc.	60,200	1,730
Health Care REIT, Inc.	23,800	991
Hudson City Bancorp, Inc.	92,292	1,214
Huntington Bancshares, Inc.	118,556	558
IntercontinentalExchange, Inc. (a)	14,880	1,446
Invesco Ltd.	83,900	1,910
J.P. Morgan Chase & Co.	800,515	35,079
Janus Capital Group, Inc.	36,007	511
KeyCorp	174,875	1,137
Kimco Realty Corp.	80,369	1,048

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2009 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
Legg Mason, Inc.	34,642	$1,075
Leucadia National Corp. (a)	35,436	876
Lincoln National Corp.	61,892	1,604
Loews Corp.	72,831	2,494
M & T Bank Corp.	15,937	993
Marsh & McLennan Cos., Inc.	107,653	2,662
Marshall & Ilsley Corp.	80,193	647
Mastercard, Inc. Class A	19,200	3,881
MBIA, Inc. (a)	31,984	248
MetLife, Inc.	167,896	6,392
Moody’s Corp.	38,966	797
Morgan Stanley	275,130	8,496
NASDAQ OMX Group, Inc. (a)	28,600	602
Northern Trust Corp.	48,706	2,833
NYSE Euronext	52,300	1,511
Paychex, Inc.	64,838	1,884
People’s United Financial Inc.	68,100	1,060
PNC Financial Services Group, Inc.	92,917	4,515
Principal Financial Group, Inc.	63,591	1,742
Progressive Corp. (a)	140,201	2,325
ProLogis	87,391	1,042
Prudential Financial, Inc.	95,339	4,758
Public Storage, Inc.	28,287	2,128
Regions Financial Corp.	227,189	1,411
Simon Property Group, Inc.	56,589	3,929
SLM Corp. (a)	91,354	797
State Street Corp. (b)	101,425	5,335
SunTrust Banks, Inc.	103,118	2,325
T. Rowe Price Group, Inc.	52,575	2,403
Torchmark Corp.	17,921	778
Total System Services, Inc.	37,775	609
Travelers Cos., Inc.	114,104	5,617
U.S. Bancorp	386,352	8,446
Unum Group	67,029	1,437
Ventas, Inc.	32,100	1,236
Vornado Realty Trust	32,821	2,114
Wells Fargo Co.	949,549	26,758
Western Union Co.	143,985	2,724
XL Capital, Ltd. Class A	72,768	1,271
Zions Bancorp	25,453	457

		295,814

Health Care — 12.5%
Abbott Laboratories	312,606	15,465
Aetna, Inc.	87,050	2,423
Allergan, Inc.	62,092	3,524
AmerisourceBergen Corp.	59,786	1,338
Amgen, Inc. (a)	207,336	12,488
Baxter International, Inc.	121,461	6,924
Becton, Dickinson & Co.	48,997	3,418
Biogen Idec, Inc. (a)	59,231	2,992
Boston Scientific Corp. (a)	304,334	3,223
Bristol-Myers Squibb Co.	403,038	9,076
C.R. Bard, Inc.	19,697	1,548
Cardinal Health, Inc.	72,357	1,939
CareFusion Corp. (a)	36,178	789
Celgene Corp. (a)	94,518	5,284
Cephalon, Inc. (a)	15,600	909
CIGNA Corp.	55,596	1,562
Coventry Health Care, Inc. (a)	32,103	641
DaVita, Inc. (a)	20,300	1,150
Dentsply International Inc.	30,300	1,047
Eli Lilly & Co.	205,875	6,800
Express Scripts, Inc. (a)	54,699	4,244
Forest Laboratories, Inc. (a)	62,502	1,840
Genzyme Corp. (a)	55,292	3,137
Gilead Sciences, Inc. (a)	184,399	8,589
Hospira, Inc. (a)	31,703	1,414
Humana, Inc. (a)	35,507	1,324
Intuitive Surgical, Inc. (a)	7,800	2,046
Johnson & Johnson	561,049	34,162
King Pharmaceuticals, Inc. (a)	48,592	523
Laboratory Corp. of America Holdings (a)	22,122	1,453
Life Technologies Corp. (a)	36,187	1,684
McKesson Corp.	53,155	3,165
Medco Health Solutions, Inc. (a)	95,268	5,269
Medtronic, Inc.	223,278	8,217
Merck & Co., Inc.	426,319	13,484
Millipore Corp. (a)	11,135	783
Mylan Inc. (a)	60,109	962
Patterson Cos., Inc. (a)	18,294	499
Pfizer, Inc.	1,366,171	22,610
Quest Diagnostics, Inc.	31,400	1,639
Schering-Plough Corp.	331,255	9,358
St. Jude Medical, Inc. (a)	71,126	2,775
Stryker Corp.	56,289	2,557
Tenet Healthcare Corp. (a)	97,770	575
UnitedHealth Group, Inc.	234,196	5,864
Varian Medical Systems, Inc. (a)	25,560	1,077
Watson Pharmaceuticals, Inc. (a)	20,646	756
Wellpoint, Inc. (a)	95,538	4,525
Wyeth	269,787	13,106
Zimmer Holdings, Inc. (a)	44,352	2,371

		242,548

Industrials — 10.3%
3M Co.	141,172	10,418
Amphenol Corp. Class A	34,300	1,292
Avery Dennison Corp.	21,588	777
Boeing Co.	148,888	8,062
Burlington Northern Santa Fe Corp.	52,582	4,198
Caterpillar, Inc.	127,379	6,538
CH Robinson Worldwide, Inc.	33,761	1,950
Cintas Corp.	25,088	760
CSX Corp.	80,138	3,355
Cummins, Inc.	40,358	1,808
Danaher Corp.	52,186	3,513
Deere & Co.	85,337	3,663
Dover Corp.	36,795	1,426

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2009 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Industrials — (continued)
Eaton Corp.	34,195	$1,935
Emerson Electric Co.	154,148	6,178
Equifax, Inc.	25,683	748
Expeditors International Washington, Inc.	43,020	1,512
Fastenal Co.	25,500	987
FedEx Corp.	64,200	4,829
Flir Systems, Inc. (a)	28,900	808
Flowserve Corp.	11,800	1,163
Fluor Corp.	37,460	1,905
General Dynamics Corp.	78,661	5,081
General Electric Co. (d)	2,158,933	35,450
Goodrich Co.	24,445	1,328
Honeywell International, Inc.	152,681	5,672
Illinois Tool Works, Inc.	77,671	3,317
Iron Mountain, Inc. (a)	37,100	989
ITT Industries, Inc.	37,592	1,960
Jacobs Engineering Group, Inc. (a)	25,500	1,172
L-3 Communications Holdings, Inc.	24,103	1,936
Leggett & Platt, Inc.	34,298	665
Lockheed Martin Corp.	64,852	5,064
Masco Corp.	75,023	969
Monster Worldwide, Inc. (a)	22,609	395
Norfolk Southern Corp.	75,155	3,240
Northrop Grumman Corp.	66,311	3,432
PACCAR, Inc.	73,574	2,774
Pall Corp.	25,609	827
Parker-Hannifin Corp.	31,803	1,649
Pitney Bowes, Inc.	40,027	995
Precision Castparts Corp.	28,807	2,935
Quanta Services, Inc. (a)	39,800	881
R.R. Donnelley & Sons Co.	41,709	887
Raytheon Co.	80,582	3,866
Republic Services, Inc.	66,603	1,770
Robert Half International, Inc.	30,640	767
Rockwell Automation, Inc.	29,905	1,274
Rockwell Collins, Inc.	32,931	1,673
Ryder Systems, Inc.	11,321	442
Southwest Airlines Co.	147,786	1,419
Stericycle, Inc. (a)	17,100	828
Textron, Inc.	56,939	1,081
Thermo Fisher Scientific, Inc. (a)	81,724	3,569
Union Pacific Corp.	103,368	6,032
United Parcel Service, Inc. Class B	202,246	11,421
United Technologies Corp.	191,578	11,673
W.W. Grainger, Inc.	13,169	1,177
Waste Management, Inc.	101,939	3,040

		199,475

Information Technology — 17.5%
Adobe Systems, Inc. (a)	107,157	3,540
Advanced Micro Devices, Inc. (a)	114,986	651
Affiliated Computer Services, Inc. Class A (a)	20,937	1,134
Agilent Technologies, Inc. (a)	71,768	1,997
Akamai Technologies, Inc. (a)	34,224	674
Altera Corp.	58,354	1,197
Analog Devices, Inc.	58,969	1,626
Apple Inc. (a)	181,884	33,716
Applied Materials, Inc.	272,807	3,656
Autodesk, Inc. (a)	46,376	1,104
Automatic Data Processing, Inc.	102,617	4,033
BMC Software, Inc. (a)	38,521	1,446
Broadcom Corp. Class A (a)	86,559	2,656
CA, Inc.	78,299	1,722
CIENA Corp. (a)	22,029	359
Cisco Systems, Inc. (a)	1,174,719	27,653
Citrix Systems, Inc. (a)	36,867	1,446
Cognizant Technology Solutions Corp. Class A (a)	58,584	2,265
Computer Sciences Corp. (a)	30,344	1,599
Compuware Corp. (a)	51,350	376
Convergys Corp. (a)	29,335	292
Corning, Inc.	318,876	4,882
Dell, Inc. (a)	346,250	5,284
Dun & Bradstreet Corp.	11,000	829
Electronic Arts, Inc. (a)	67,100	1,278
EMC Corp. (a)	412,684	7,032
Fidelity National Information Services, Inc.	40,877	1,043
Fiserv, Inc. (a)	32,252	1,555
Google, Inc. Class A (a)	48,990	24,292
Harris Corp.	26,400	993
Hewlett-Packard Co.	479,916	22,657
IMS Health, Inc.	34,832	535
Intel Corp.	1,139,156	22,293
International Business Machines Corp.	266,942	31,929
Intuit, Inc. (a)	65,763	1,874
Jabil Circuit, Inc.	39,951	536
Juniper Networks, Inc. (a)	105,793	2,859
KLA-Tencor Corp.	34,105	1,223
Lexmark International Group, Inc. Class A (a)	15,842	341
Linear Technology Corp.	43,763	1,209
LSI Corp. (a)	136,962	752
McAfee, Inc. (a)	31,200	1,366
MEMC Electronic Materials, Inc. (a)	45,478	756
Microchip Technology, Inc.	37,089	983
Micron Technology, Inc. (a)	170,662	1,399
Microsoft Corp. (d)	1,577,835	40,850
Molex, Inc.	30,005	626
Motorola, Inc.	469,765	4,035
National Semiconductor Corp.	51,496	735
NetApp, Inc. (a)	66,557	1,776
Novell, Inc. (a)	68,720	310
Novellus Systems, Inc. (a)	20,030	420
NVIDIA Corp. (a)	108,256	1,627
Oracle Corp.	790,062	16,465
PerkinElmer, Inc.	21,118	406

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2009 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Information Technology — (continued)
QLogic Corp. (a)	24,322	$418
QUALCOMM, Inc.	337,311	15,172
Red Hat, Inc. (a)	37,200	1,028
Salesforce.com, Inc. (a)	21,200	1,207
SanDisk Corp. (a)	46,167	1,002
Sun Microsystems, Inc. (a)	155,041	1,409
Symantec Corp. (a)	165,363	2,724
Tellabs, Inc. (a)	73,830	511
Teradata Corp. (a)	33,520	922
Teradyne, Inc. (a)	39,449	365
Texas Instruments, Inc.	253,899	6,015
VeriSign, Inc. (a)	37,521	889
Waters Corp. (a)	19,665	1,098
Western Digital Corp. (a)	45,500	1,662
Xerox Corp.	177,234	1,372
Xilinx, Inc.	57,502	1,347
Yahoo!, Inc. (a)	239,219	4,260

		339,693

Materials — 3.5%
Air Products & Chemicals, Inc.	42,409	3,290
Airgas, Inc.	16,600	803
AK Steel Holding Corp.	20,000	395
Alcoa, Inc.	200,549	2,631
Allegheny Technologies, Inc.	20,328	711
Ball Corp.	19,762	972
Bemis Co., Inc.	21,162	548
CF Industries Holdings, Inc.	9,750	841
Dow Chemical Co.	235,428	6,138
E.I. Du Pont de Nemours & Co.	185,312	5,956
Eastman Chemical Co.	14,204	760
Ecolab, Inc.	47,066	2,176
FMC Corp.	14,800	833
Freeport-McMoRan Copper & Gold, Inc. Class B	84,052	5,767
International Flavors & Fragrances, Inc.	16,031	608
International Paper Co.	89,411	1,988
MeadWestvaco Corp.	34,920	779
Monsanto Co.	110,955	8,588
Newmont Mining Corp.	100,006	4,402
Nucor Corp.	64,454	3,030
Owens-Illinois, Inc. (a)	34,700	1,280
Pactiv Corp. (a)	27,715	722
Plum Creek Timber Co., Inc.	33,011	1,011
PPG Industries, Inc.	33,971	1,977
Praxair, Inc.	62,711	5,123
Sealed Air Corp.	29,692	583
Sherwin-Williams Co.	20,096	1,209
Sigma-Aldrich Corp.	25,834	1,395
Titanium Metals Corp.	16,600	159
United States Steel Corp.	29,478	1,308
Vulcan Materials Co.	25,461	1,377
Weyerhaeuser Co.	43,037	1,577

		68,937

Telecommunication Services — 3.1%
American Tower Corp. Class A (a)	79,700	2,901
AT&T, Inc.	1,201,350	32,449
CenturyTel, Inc.	61,173	2,056
Fairpoint Communications, Inc. (c)	8	—
Frontier Communications Corp.	60,384	455
JDS Uniphase Corp. (a)	42,723	304
MetroPCS Communications, Inc. (a)	51,700	484
Qwest Communications International, Inc.	308,490	1,175
Sprint Nextel Corp. (a)	575,465	2,273
Verizon Communications, Inc.	578,866	17,522
Windstream Corp.	90,013	912

		60,531

Utilities — 3.5%
AES Corp. (a)	137,795	2,042
Allegheny Energy, Inc.	33,059	877
Ameren Corp.	44,660	1,129
American Electric Power Co., Inc.	96,452	2,989
CenterPoint Energy, Inc.	74,711	929
CMS Energy Corp.	45,756	613
Consolidated Edison, Inc.	55,052	2,254
Constellation Energy Group, Inc.	42,114	1,363
Dominion Resources, Inc.	120,562	4,159
DTE Energy Co.	33,384	1,173
Duke Energy Corp.	263,120	4,141
Dynegy, Inc. Class A (a)	82,690	211
Edison International	65,719	2,207
Entergy Corp.	40,198	3,210
Exelon Corp.	134,121	6,655
FirstEnergy Corp.	62,607	2,862
FPL Group, Inc.	84,421	4,663
Integrys Energy Group, Inc.	14,716	528
Nicor, Inc.	9,400	344
NiSource, Inc.	58,282	810
Northeast Utilities	37,600	893
Pepco Holdings, Inc.	41,700	620
PG&E Corp.	74,526	3,018
Pinnacle West Capital Corp.	20,160	662
PPL Corp.	75,475	2,290
Progress Energy, Inc.	56,081	2,190
Public Service Enterprise Group, Inc.	102,124	3,211
SCANA Corp.	25,100	876
Sempra Energy	50,186	2,500
Southern Co.	160,643	5,088
TECO Energy, Inc.	42,151	593
Wisconsin Energy Corp.	22,800	1,030

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2009 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Utilities — (continued)
Xcel Energy, Inc.	91,751	$1,765

		67,895

TOTAL COMMON STOCKS (Cost $1,509,948,197)		1,897,507

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Bill(d)(e)(f) 0.1% due 12/10/09	$4,815	4,814

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,813,830)		4,814

	Shares
	(000)
MONEY MARKET FUND — 2.2%
AIM Short Term Investment Prime Portfolio	41,419	41,419
Federated Money Market Obligations Trust	575	575

TOTAL MONEY MARKET FUND (Cost $41,994,481)		41,994

Total Investments(g)† — 99.9% (identified cost $1,556,756,508(h))		1,944,315

Other Assets in Excess of Liabilities — 0.1%		2,205

Net Assets — 100.0%		$1,946,520

(a)	Non-income producing security.

(b)	Affiliated issuer. See table that follows for more information.

(c)	Amount is less than $1,000.

(d)	All or part of this security has been designated as collateral for futures contracts.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009 was $563,350,685 and $175,792,259, respectively, resulting in net unrealized appreciation of investment of $387,558,426.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2009 (Unaudited)
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio’s assets carried at fair value:

	Investments	Other
Valuation	in	Financial
Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$1,939,501,104	$738,678

Level 2 — Other Significant Observable Inputs	4,813,830	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$1,944,314,934	$738,678

*	Other financial instruments include futures contracts.
The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 12/2009	941	$739

Total unrealized appreciation on open futures contracts purchased		$739

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
September 30, 2009 (Unaudited)
The Portfolio adopted provisions surrounding Disclosures about Derivative Instruments and Hedging Activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at September 30, 2009:
Liability Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$89	$—	$—	$89
Transactions in derivative instruments during the nine months ended September 30, 2009, were as follows:
Realized Gain (Loss)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$8,661	$—	$—	$8,661
Change in Appreciation (Depreciation)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(212)	$—	$—	$(212)
Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at September 30, 2009 is listed in the Portfolio of Investments.

						Income Earned
		Shares purchased	Shares sold for		Value at	for the 9 months	Realized Loss
Security	Number of shares	for the 9 months	the 9 months	Number of shares	9/30/09	ended 9/30/09	on shares sold
Description	held at 12/31/08	ended 9/30/09	ended 9/30/09	held at 9/30/09	(000)	(000)	(000)

State Street Corp.	81,725	24,400	4,700	101,425	$5,335	$21	$(155)

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
COMMERCIAL PAPER — 16.5%
Asset Backed Commercial Paper Credit Arbitrage — 4.3%
Aspen Funding Corp. (a)	0.250%	12/21/2009	$125,000,000	$124,929,688
Newport Funding Corp. (a)	0.260%	12/02/2009	50,000,000	49,977,611
Solitaire Funding LLC (a)	0.270%	10/13/2009	160,000,000	159,985,600
Solitaire Funding LLC (a)	0.420%	10/27/2009	70,000,000	69,978,767
Solitaire Funding LLC (a)	0.380%	11/23/2009	200,000,000	199,888,111

				604,759,777

Asset Backed Commercial Paper Receivables and Securities — 0.4%
Gemini Securitization Corp. (a)	0.350%	10/01/2009	50,000,000	50,000,000

Bank Domestic — 3.2%
JPMorgan Chase Funding, Inc. (a)	0.230%	11/30/2009	360,000,000	359,862,000
JPMorgan Chase Funding, Inc. (a)	0.230%	12/01/2009	95,000,000	94,962,976

				454,824,976

Bank Foreign — 4.7%
Banco Bilbao Vizcaya Argentaria/London (a)	1.005%	11/16/2009	50,000,000	49,936,111
Banco Bilbao Vizcaya Argentaria/London (a)	0.630%	12/16/2009	150,000,000	149,800,500
CBA Delaware Finance, Inc.	0.500%	12/14/2009	70,000,000	69,928,056
Danske Corp. (a)	0.312%	10/01/2009	13,000,000	13,000,000
DnB NOR Bank ASA (a)	0.640%	12/03/2009	200,000,000	199,776,000
Kreditanstalt fuer Wiederaufbau	0.250%	10/05/2009	18,000,000	17,999,391
Kreditanstalt fuer Wiederaufbau	0.300%	10/05/2009	37,000,000	36,998,783
Societe Generale North America, Inc.	0.840%	11/06/2009	50,000,000	49,958,000
Svenska Handelsbanken, Inc.	0.340%	10/13/2009	30,000,000	29,996,600
Westpac Banking Corp. (a)	0.650%	11/13/2009	45,000,000	44,965,062

				662,358,503

Finance Non-Captive Diversified — 3.9%
General Electric Capital Corp.	0.330%	10/20/2009	125,000,000	124,978,229
General Electric Capital Corp.	0.290%	11/09/2009	100,000,000	99,968,583
General Electric Capital Corp.	0.320%	03/19/2010	120,000,000	119,819,733
General Electric Capital Corp.	0.320%	03/23/2010	110,000,000	109,830,845
General Electric Co.	0.230%	12/29/2009	100,000,000	99,943,139

				554,540,529

TOTAL COMMERCIAL PAPER				2,326,483,785

CERTIFICATES OF DEPOSIT — 4.3%
Bank Domestic — 4.3%
Bank of America NA/Charlotte NC (b)	0.530%	10/09/2009	150,000,000	150,000,000
Bank of America NA/Charlotte NC (b)	0.660%	12/01/2009	125,000,000	125,000,000
Bank of America NA/Charlotte NC	0.650%	01/14/2010	75,000,000	75,000,000
Bank of America NA/Charlotte NC	0.400%	02/10/2010	115,000,000	115,000,000
Bank of America NA/Charlotte NC	0.480%	03/10/2010	135,000,000	135,000,000

TOTAL CERTIFICATES OF DEPOSIT				600,000,000

EURO CERTIFICATES OF DEPOSIT — 7.6%
Bank Foreign — 7.6%
ING Bank NV	0.730%	11/09/2009	150,000,000	150,000,000
ING Bank NV	0.830%	11/24/2009	150,000,000	150,000,000
ING Bank NV	0.750%	12/16/2009	175,000,000	175,000,000
ING Bank NV	0.570%	03/03/2010	100,000,000	100,000,000

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
EURO CERTIFICATES OF DEPOSIT — (continued)
Bank Foreign — (continued)
National Australia Bank Ltd.	0.903%	11/09/2009	$200,000,000	$200,000,539
National Australia Bank Ltd.	0.510%	12/29/2009	200,000,000	200,002,466
National Australia Bank Ltd.	0.403%	02/22/2010	100,000,000	100,000,998

TOTAL EURO CERTIFICATES OF DEPOSIT				1,075,004,003

YANKEE CERTIFICATES OF DEPOSIT — 35.4%
Bank Foreign — 35.4%
Banco Bilbao Vizcaya	0.295%	11/20/2009	350,000,000	350,002,429
Bank of Nova Scotia	0.330%	03/23/2010	100,000,000	100,000,000
Bank of Nova Scotia/Houston (b)	0.626%	11/16/2009	38,000,000	38,000,000
Bank of Nova Scotia/Houston	0.520%	12/23/2009	75,000,000	75,000,000
Barclays Bank PLC NY (b)	0.594%	10/12/2009	100,000,000	100,000,000
Barclays Bank PLC NY (b)	0.626%	10/19/2009	250,000,000	250,000,000
Barclays Bank PLC NY (b)	0.596%	10/22/2009	125,000,000	125,000,000
Barclays Bank PLC NY	0.830%	01/04/2010	100,000,000	100,000,000
BNP Paribas NY	0.320%	10/27/2009	300,000,000	300,000,000
BNP Paribas NY	0.870%	11/02/2009	150,000,000	150,000,000
BNP Paribas NY	0.295%	12/01/2009	150,000,000	150,000,000
Calyon NY	0.350%	10/13/2009	125,000,000	125,000,000
Calyon NY	0.650%	11/19/2009	225,000,000	225,000,000
Calyon NY	0.545%	03/01/2010	200,000,000	200,000,000
Deutsche Bank AG NY	0.300%	10/26/2009	200,000,000	200,000,000
DnB NOR Bank ASA	0.230%	10/28/2009	100,000,000	100,000,000
Lloyds TSB Bank PLC NY	0.835%	10/05/2009	300,000,000	300,000,000
Lloyds TSB Bank PLC NY	0.920%	11/30/2009	100,000,000	100,000,000
Lloyds TSB Bank PLC NY	0.720%	01/13/2010	100,000,000	100,000,000
Lloyds TSB Bank PLC NY	0.515%	02/23/2010	100,000,000	100,000,000
Nordea Bank Finland PLC NY	0.230%	12/18/2009	100,000,000	100,000,000
Rabobank Nederland NY	0.700%	11/12/2009	75,000,000	75,000,000
Royal Bank of Scotland	0.850%	10/23/2009	75,000,000	75,000,000
Royal Bank of Scotland	0.700%	12/21/2009	200,000,000	200,000,000
Royal Bank of Scotland	0.920%	12/28/2009	200,000,000	200,000,000
Societe Generale NY	0.400%	02/26/2010	300,000,000	300,000,000
Societe Generale NY	0.350%	03/11/2010	200,000,000	200,000,000
Svenska Handelsbanken, Inc.	0.320%	10/09/2009	95,000,000	95,000,000
Svenska Handelsbanken/NY	0.420%	11/02/2009	50,000,000	50,000,000
Svenska Handelsbanken/NY (b)	0.250%	11/27/2009	275,000,000	275,000,000
Svenska Handelsbanken/NY	0.230%	12/28/2009	125,000,000	125,000,000
Toronto-Dominion Bank NY (b)	0.500%	12/18/2009	45,000,000	45,000,000
Toronto-Dominion Bank NY	0.300%	02/18/2010	80,000,000	80,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				5,008,002,429

BANK NOTES — 1.0%
Bank Foreign — 1.0%
Commonwealth Bank of Australia (b)	0.491%	10/27/2009	31,000,000	31,000,000
Rabobank Nederland (b)	0.440%	11/16/2009	107,000,000	107,000,000

TOTAL BANK NOTES				138,000,000

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
MEDIUM TERM NOTES — 0.7%
Bank Domestic — 0.3%
Bank of America NA/Charlotte NC (b)	0.657%	01/22/2010	$44,000,000	$44,000,000

Bank Foreign — 0.3%
Westpac Banking Corp. (b)	0.479%	10/28/2009	35,000,000	35,000,000

Consumer Non-Cyclical — 0.1%
Procter & Gamble International Funding SCA (b)	0.478%	11/09/2009	20,000,000	20,000,000

TOTAL MEDIUM TERM NOTES				99,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Sovereign — 1.6%
Fannie Mae	0.162%	10/01/2009	25,000,000	25,000,000
Fannie Mae (b)	0.400%	10/13/2009	100,000,000	100,000,000
Federal Home Loan Bank Discount Notes	0.162%	10/16/2009	12,900,000	12,899,139
Freddie Mac (b)	0.325%	10/10/2009	80,000,000	80,000,000
Freddie Mac Discount Notes	0.162%	10/19/2009	14,000,000	13,998,880

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				231,898,019

U.S. TREASURY OBLIGATIONS — 0.7%
Sovereign — 0.7%
United States Treasury Bill	0.164%	10/29/2009	50,000,000	49,993,710
United States Treasury Bill	0.176%	10/29/2009	50,000,000	49,993,122

TOTAL U.S. TREASURY OBLIGATIONS				99,986,832

REPURCHASE AGREEMENTS — 32.2%
Agreement with Bank of America and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by a Federal Home Loan Mortgage Corporation, 0.000% due 04/12/10 valued at $51,595,522); proceeds $50,583,084	0.060%	10/01/2009	50,583,000	50,583,000
Agreement with Bank of America and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by a Federal National Mortgage Association, 4.500% - 5.000% due 08/01/23 - 10/01/39, Federal Home Loan Mortgage Corporation, 5.000% - 6.000% due 07/01/37 - 10/01/39 valued at $510,000,001); proceeds $500,000,972	0.070%	10/01/2009	500,000,000	500,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by Government National Mortgage Association, 2.625% - 13.000% due 11/15/09 - 09/15/39 valued at $581,400,001); proceeds $570,000,950	0.060%	10/01/2009	570,000,000	570,000,000
Agreement with BNP Paribas and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by U. S. Treasury Bond 6.250% - 7.250% due 08/15/22 - 08/15/23, U. S. Treasury Bill 0.000% due 03/18/10 and U. S. Treasury Note, 3.500% due 05/31/13 valued at $1,224,000,078); proceeds $1,200,001,333	0.040%	10/01/2009	1,200,000,000	1,200,000,000
Agreement with Deutsche Bank and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by a Federal National Mortgage Association, 0.000% - 6.503% due 11/25/12 - 10/25/39, Federal Home Loan Mortgage Corporation, 0.523% - 6.500% due 03/15/17 - 9/15/37, valued at $1,362,720,000); proceeds $1,336,002,969	0.080%	10/01/2009	1,336,000,000	1,336,000,000
Agreement with Goldman Sachs and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by U. S. Treasury Bill, 0.000% due 01/28/10 - 07/01/10, U. S. Treasury Strip, 0.000% due 5/15/16 valued at $113,220,051); proceeds $111,000,123	0.040%	10/01/2009	111,000,000	111,000,000

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
REPURCHASE AGREEMENTS — (continued)
Agreement with Royal Bank of Canada and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by U. S. Municipal Bonds, 2.763% - 3.930% due 06/01/34 - 04/01/35 valued at $20,400,000); proceeds $20,000,250	0.450%	10/01/2009	$20,000,000	$20,000,000
Agreement with Royal Bank of Scotland and J P Morgan Chase & Co. (Tri-Party), dated 09/30/09 (collateralized by Federal National Mortgage Association, 2.000% - 5.000% due 03/02/11 - 02/16/12, Federal Home Loan Mortgage Corporation, 2.000% due 09/28/12, U. S. Treasury Notes 4.875% due 06/30/12 valued at $204,004,452); proceeds $200,000,167	0.030%	10/01/2009	200,000,000	200,000,000
Agreement with UBS Warburg and J P Morgan Chase & Co. (Tri-Party), dated 09/30/09 (collateralized by Federal National Mortgage Association, 3.500% - 12.000% due 11/01/11 - 09/01/47 valued at $573,470,059); proceeds

$562,225,249	0.080%	10/01/2009	562,224,000	562,224,000

TOTAL REPURCHASE AGREEMENTS				4,549,807,000

TOTAL INVESTMENTS(c)(d)† — 100.0%				14,128,182,068
Other Assets in Excess of Liabilities — 0.00%				6,518,675

NET ASSETS — 100.0%				$14,134,700,743

(a)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b)	Variable Rate Security — Interest Rate is in effect as of September 30, 2009.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 — Quoted Prices	$—	$—

Level 2 — Other Significant Observable Inputs	14,128,182,068	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$14,128,182,068	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — 89.2%
Alabama — 1.0%
Lower Alabama Gas District Supply Revenue Bonds, Series A, LIQ: Societe Generale (a)	0.370%	10/01/2009	$3,796,000	$3,796,000

Arizona — 0.5%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC (a)	0.280%	10/07/2009	2,000,000	2,000,000

California — 9.9%
Bay Area Toll Authority, Revenue Bonds, Series C RMKT 8/28/08 (a)	0.300%	10/01/2009	2,500,000	2,500,000
Bay Area Toll Authority, Revenue Bonds, Series G-1, SPA: BNP Paribas (a)	0.250%	10/01/2009	12,500,000	12,500,000
California State Department of Water Resources, Revenue Bonds, Subseries G-2, LOC: Lloyds TSB Bank PLC (a)	0.300%	10/01/2009	1,640,000	1,640,000
California Statewide Communities Development Authority, Revenue Bonds, Corporation Funding for Housing, Series A (b)	6.500%	12/01/2009	2,050,000	2,129,243
Eastern Municipal Water District, COP, Series E, LIQ: LLoyds TSB Bank (a)	0.210%	10/07/2009	3,885,000	3,885,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: Banco Bilbao Vizcaya (a)	0.300%	10/01/2009	2,995,000	2,995,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-1, SPA: Citibank N.A. (a)	0.250%	10/01/2009	5,395,000	5,395,000
State of California, GO Unlimited, Series B-1, LOC: BNP Paribas, Bank of New York (a)	0.230%	10/07/2009	7,400,000	7,400,000

				38,444,243

Colorado — 3.9%
City of Colorado Springs Colorado Utilities Revenue Bonds, Sub Lien Improvement, Series A, SPA: Dexia Credit Local (a)	0.400%	10/01/2009	5,925,000	5,925,000
Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, LOC: Wells Fargo Bank N.A. (a)	0.340%	10/01/2009	2,020,000	2,020,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank (a)	0.330%	10/07/2009	2,325,000	2,325,000
University of Colorado Hospital Authority Revenue Bonds, Series A, SPA: Wachovia Bank N.A. (a)	0.420%	10/07/2009	4,700,000	4,700,000

				14,970,000

Connecticut — 4.3%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, The Hotchkiss School, Series A, SPA: Northen Trust Co., (a)	0.400%	10/01/2009	1,400,000	1,400,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series T-2 (a)	0.250%	10/01/2009	2,500,000	2,500,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U2 (a)	0.230%	10/07/2009	2,000,000	2,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series X-2 (a)	0.300%	10/01/2009	5,700,000	5,700,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale-New Haven Hospital, Series K2, LOC: JP Morgan Chase Bank (a)	0.230%	10/07/2009	3,000,000	3,000,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
Connecticut — (continued)
State of Connecticut, GO Unlimited, Series A, SPA: Landesbank Hessen — Thrgn, (a)	0.350%	10/01/2009	$2,200,000	$2,200,000

				16,800,000

Delaware — 1.6%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A. (a)	0.220%	10/07/2009	4,400,000	4,400,000
Delaware State Economic Development Authority, Revenue Bonds, St. Andrew’s School, SPA: Bank of America N.A. (a)	0.370%	10/01/2009	2,000,000	2,000,000

				6,400,000

District of Columbia — 3.7%
District of Columbia Revenue Bonds, ROCs RR II R-11247, INS: BHAC-CR MBIA, LIQ: Citibank N.A. (a)	0.380%	10/01/2009	9,465,000	9,465,000
District of Columbia, Revenue Bonds, Georgetown University, Series C, LOC: TD Bank N.A. (a)	0.300%	10/01/2009	5,000,000	5,000,000

				14,465,000

Florida — 1.1%
Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS: FSA-CR AMBAC (a)	0.450%	10/01/2009	4,205,000	4,205,000

Georgia — 4.9%
Municipal Electric Authority Georgia, Revenue Bonds, GO of Participants, LOC: Bayerische Landesbank (a)	0.390%	10/07/2009	1,500,000	1,500,000
Municipal Electric Authority of Georgia, Revenue Bonds, INS: FSA, SPA: Dexia Credit Local (a)	0.350%	10/07/2009	5,580,000	5,580,000
Roswell Georgia Housing Authority Multifamily Revenue Bonds, Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae (a)	0.370%	10/01/2009	11,980,000	11,980,000

				19,060,000

Illinois — 4.1%
Champaign County IL, GO Unlimited, PUTTERS Series 2713, INS: FSA, LIQ: JP Morgan Chase Bank (a)	0.450%	10/01/2009	4,895,000	4,895,000
Illinois Development Finance Authority Revenue Bonds, Chicago Educational TV Assignment, Series A, LOC: Lasalle Bank N.A. (a)	0.370%	10/07/2009	1,900,000	1,900,000
Illinois Development Finance Authority Revenue Bonds, World Communications, Inc., LOC: Lasalle Bank N.A. (a)	0.370%	10/07/2009	1,500,000	1,500,000
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, LOC: JP Morgan Chase Bank, Series B (a)	0.450%	10/01/2009	4,260,000	4,260,000
Illinois Finance Authority, Revenue Bonds, The Art Institute of Chicago, SPA: Northern Trust Company (a)	0.370%	10/07/2009	3,400,000	3,400,000

				15,955,000

Indiana — 3.0%
Indiana Finance Authority Revenue Bonds, Clarian Health Partners, Series D, LOC: Northern Trust Company (a)	0.240%	10/07/2009	7,305,000	7,305,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
Indiana — (continued)
Indiana State Development Finance Authority Revenue Bonds, Educational Facilities, Indiana Historical Society, LOC: Bank One Indiana N.A. (a)	0.370%	10/07/2009	$4,200,000	$4,200,000

				11,505,000

Louisiana — 0.4%
Louisiana State Offshore Terminal Authority Deep Water Port Revenue Bond, Series B, LOC: Bank One N.A. (a)	0.370%	10/07/2009	1,500,000	1,500,000

Maryland — 1.6%
Baltimore Industrial Development Authority Industrial Dev Rev, Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische Landesbank (a)	0.440%	10/07/2009	1,200,000	1,200,000
Maryland State Economic Development Corporation Revenue Bonds, Howard Hughes Medical Institution, Series B (a)	0.210%	10/07/2009	3,000,000	3,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A. (a)	0.350%	10/01/2009	2,000,000	2,000,000

				6,200,000

Massachusetts — 4.9%
Commonwealth of Massachusetts, GO Limited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.350%	10/01/2009	2,900,000	2,900,000
Dexia Credit Local Certificates Trust, Revenue Bonds, LIQ: Dexia Credit Local (a)	1.300%	10/01/2009	3,835,000	3,835,000
Macon Trust Pooled Variable Rate Certificates Various Issuers, Revenue Bonds, Series I, INS: MBIA, SPA: Bank of America N.A. (a)	0.500%	10/01/2009	10,890,000	10,890,000
Massachusetts Health & Educational Facility Authority, Revenue Bonds, Partners Healthcare System, Series D-4, INS: GO of INSTN, SPA: Citibank N.A. (a)	0.350%	10/01/2009	1,290,000	1,290,000

				18,915,000

Michigan — 1.5%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan Chase Bank (a)	0.230%	10/07/2009	5,665,000	5,665,000

Missouri — 3.8%
City of Kansas City Missouri, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co., (a)	0.350%	10/07/2009	6,085,000	6,085,000
Kansas City Industrial Development Authority Revenue Bonds, Oak Street West Student, LOC: Bank of America (a)	0.310%	10/07/2009	8,550,000	8,550,000

				14,635,000

New Jersey — 0.4%
Essex County New Jersey Improvement Authority, Revenue Bonds, Pooled Governmental Loan Program, LOC: First Union National Bank (a)	0.270%	10/07/2009	1,700,000	1,700,000

New York — 5.0%
City of New York, New York, GO Unlimited, Subseries A-5, LOC: Bank of Nova Scotia (a)	0.250%	10/07/2009	1,000,000	1,000,000
City of New York, New York, GO Unlimited, Subseries C-4, LOC: BNP Paribas (a)	0.240%	10/07/2009	1,000,000	1,000,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
New York — (continued)
Metropolitan Transportation Authority, Revenue Bonds, SubSeries B-3 LOC: Lloyds TSB Bank PLC (a)	0.300%	10/01/2009	$3,200,000	$3,200,000
New York City Industrial Development Agency, Revenue Bonds, Touro College, LOC: JP Morgan Chase Bank (a)	0.270%	10/07/2009	3,000,000	3,000,000
New York State Local Government Assistance Corp., Revenue Bonds, Series C, LOC: Landesbank Hessen-Thrgn (a)	0.300%	10/07/2009	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Bridges Tunnels, Series AB, INS: FSA, SPA: JP Morgan Chase Bank (a)	0.320%	10/07/2009	1,325,000	1,325,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series CD RMK 6/20/07, SPA: Lloyds TSB Bank PLC (a)	0.280%	10/07/2009	4,735,000	4,735,000

				19,260,000

North Carolina — 9.4%
Charlotte North Carolina COPs, Governmental Facilities, Series F, SPA: Bank of America N.A. (a)	0.370%	10/01/2009	965,000	965,000
City of Charlotte North Carolina, COP, Central Yard Project, Series A, SPA: Bank of America N.A. (a)	0.400%	10/01/2009	1,750,000	1,750,000
City of Charlotte North Carolina, COP, Convention Facility Project, Series B, SPA: Wachovia Bank N.A. (a)	0.370%	10/01/2009	6,130,000	6,130,000
City of Greensboro North Carolina, GO Unlimited, Public Improvement, Series B, SPA: Wachovia Bank N.A. (a)	0.350%	10/07/2009	1,000,000	1,000,000
City of Greensboro North Carolina, Revenue Bonds, Series B, SPA: Bank of America N.A. (a)	0.350%	10/07/2009	1,175,000	1,175,000
County of Guilford North Carolina, GO Unlimited, REMK, SPA: Bank of America N.A. (a)	0.310%	10/07/2009	1,650,000	1,650,000
County of Wake North Carolina, GO Unlimited, Series B, SPA: Bank Of America N.A. (a)	0.320%	10/01/2009	4,000,000	4,000,000
County of Wake North Carolina, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.320%	10/01/2009	6,220,000	6,220,000
Fayetteville Public Works Commission, Revenue Bonds, Series A, INS: FSA, SPA: Dexia Credit Local (a)	0.700%	10/07/2009	2,400,000	2,400,000
Mecklenburg County North Carolina, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.340%	10/01/2009	3,450,000	3,450,000
Mecklenburg County North Carolina, GO Unlimited, Series E, SPA: Bank of America N.A. (a)	0.350%	10/07/2009	2,425,000	2,425,000
New Hanover County North Carolina, GO Unlimited, School, SPA: Wachovia Bank N.A. (a)	0.390%	10/01/2009	2,475,000	2,475,000
State of North Carolina, GO Unlimited, Public Implements, Series G, SPA: Landesbank Hessen-Thrgn (a)	0.280%	10/07/2009	3,050,000	3,050,000

				36,690,000

Ohio — 1.7%
Butler County Ohio Healthcare Facilities Revenue Bonds, Improvement-Lifesphere Project, LOC: U.S. Bank NA (a)	0.350%	10/01/2009	1,300,000	1,300,000
Ohio State Higher Educational Facility Commission Revenue Bonds, University Hospitals Health System, Series C, LOC: Wells Fargo Bank N.A. (a)	0.250%	10/07/2009	1,000,000	1,000,000
Ohio State University Revenue Bonds, Series B (a)	0.300%	10/07/2009	3,500,000	3,500,000
State of Ohio, Revenue Bonds, Oberlin College Project, SPA: U.S. Bank N.A. (a)	0.380%	10/07/2009	1,000,000	1,000,000

				6,800,000

Oregon — 2.7%
Oregon State, Series 73 G, SPA: JP Morgan Chase Bank (a)	0.300%	10/01/2009	5,500,000	5,500,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
Oregon — (continued)
State of Oregon, GO Limited, Series 73 E, SPA: JP Morgan Chase Co. (a)	0.300%	10/01/2009	$5,000,000	$5,000,000

				10,500,000

Pennsylvania — 1.8%
Delaware County Industrial Development Authority, Revenue Bonds, Sun Inc., LOC: Bank of America N.A. (a)	0.350%	10/07/2009	3,000,000	3,000,000
Washington County Pennsylvania Authority, Revenue Bonds, University of Pennsylvania (a)	0.300%	10/01/2009	3,930,000	3,930,000

				6,930,000

South Carolina — 2.8%
City of North Charleston South Carolina, COP, Public Facilities Convention, LOC: Bank of America N.A. (a)	0.350%	10/07/2009	3,190,000	3,190,000
City of Rock Hill SC, Revenue Bonds Series B, INS: FSA, SPA: First Union National Bank (a)	0.350%	10/07/2009	7,755,000	7,755,000

				10,945,000

South Dakota — 0.3%
South Dakota State Health & Educational Facilities Authority, Revenue Bonds, University of Sioux Falls, LOC: Wells Fargo Bank N.A. (a)	0.340%	10/01/2009	1,200,000	1,200,000

Tennessee — 1.3%
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, PUTTERS Series 254, LIQ: JP Morgan Chase Bank (a)	0.400%	10/01/2009	4,995,000	4,995,000

Texas — 5.1%
Austin County Texas Industrial Development Corp Revenue Bonds, Justin Industries, Inc. Project, LOC: Bank One N.A. (a)	0.290%	10/07/2009	3,500,000	3,500,000
City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit Local (a)	0.550%	10/01/2009	10,000,000	10,000,000
Denton Texas Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A. (a)	0.450%	10/01/2009	1,000,000	1,000,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: J P Morgan Chase Bank (a)	0.250%	10/07/2009	2,355,000	2,355,000
University of Texas, University Revenue Bonds, Financing Systems, Series A (a)	0.230%	10/07/2009	3,000,000	3,000,000

				19,855,000

Utah — 4.5%
County of Weber, Utah Revenue Bonds, IHC Health Services Inc, Series B, SPA: U.S. Bank N.A. (a)	0.220%	10/07/2009	13,000,000	13,000,000
Murray City Utah Hospital Revenue Bonds, IHC Health Services, Inc., Series A, INS: J.P. Morgan Securities (a)	0.300%	10/01/2009	1,500,000	1,500,000
Utah State Board of Regents, Revenue Bonds, Hospital University of Utah, LOC: Wells Fargo Bank N.A. (a)	0.300%	10/01/2009	3,100,000	3,100,000

				17,600,000

Virginia — 1.3%
Alexandria Industrial Development Authority, Revenue Bonds, Series A, SPA: Bank of America N.A. (a)	0.370%	10/01/2009	2,425,000	2,425,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
Virginia — (continued)
Fairfax County Economic Development Authority, Revenue Bonds, Trinity Christian School Project, LOC: Wachovia Bank N.A. (a)	0.540%	10/01/2009	$1,105,000	$1,105,000
Loudoun County Industrial Development Authority, Revenue Bonds, Jack Kent Cooke Foundation Project, LOC: Wachovia Bank N.A. (a)	0.390%	10/01/2009	1,360,000	1,360,000

				4,890,000

Washington — 1.5%
Port Vancouver Washington Revenue Bonds, United Grain Corporation, Series 84A, LOC: Bank of America N.A. (a)	0.350%	10/07/2009	2,000,000	2,000,000
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A. (a)	0.300%	10/01/2009	3,800,000	3,800,000

				5,800,000

Wisconsin — 1.2%
Wisconsin State Health & Educational Facility Authority, Revenue Bonds, Gundersen Lutheran, Series A, LOC: Wells Fargo Bank N.A. (a)	0.290%	10/01/2009	4,835,000	4,835,000

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS				346,515,243

MONEY MARKET FUND — 10.8%
Dreyfus Tax Exempt Cash Management Fund (c)	0.000%	01/01/1900	42,059,251	42,059,251

TOTAL MONEY MARKET FUND (at net asset value)				42,059,251

TOTAL INVESTMENTS(d)(e)† — 100.0%				388,574,494
Other Assets in Excess of Liabilities — 0.00%				110,461

NET ASSETS — 100.0%				$388,684,955

(a)	Variable Rate Security — Interest Rate is in effect as of September 30, 2009.

(b)	Date shown is pre-refunded date.

(c)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Acronym	Name
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Company
COP	Certificates of Participation
CR	Custodial Receipts
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
INS	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
PLC	Public Limited Company

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Acronym	Name — (continued)
PSF	Permanent School Fund
PUTTER	Puttable Tax Exempt Receipts
RMKT	Remarketable
ROC	Reset Option Certificates
SPA	Standby Purchase Agreement
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 — Quoted Prices	$42,059,251	$—

Level 2 — Other Significant Observable Inputs	346,515,243	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$388,574,494	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal
and Title of Issue	Rate	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — 101.2%
Alaska — 7.2%
City of Anchorage GO Unlimited, Series B, INS: MBIA	5.250%	07/01/2010	$3,000,000	$3,102,900
Juneau City & Boro GO Unlimited, School, Series A	4.000%	06/01/2011	2,660,000	2,786,616

				5,889,516

Arizona — 8.6%
City of Casa Grande Arizona, GO Unlimited, INS: FSA	3.500%	07/01/2010	1,000,000	1,022,390
Maricopa County Arizona School District No 11, Peoria, GO Unlimited, INS: FSA	3.000%	07/01/2010	2,250,000	2,291,602
Maricopa County Arizona School District No 66, Roosevelt Elementary, Series A, GO Unlimited, INS: FSA	4.000%	07/01/2010	2,380,000	2,433,122
Pinal County Union High School District No 82 Casa Grande GO Unlimited, School Improvement — Project of 2006, Series B	4.000%	07/01/2010	1,300,000	1,329,497

				7,076,611

California — 5.3%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 - A	4.000%	04/01/2012	1,260,000	1,297,019
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	1,000,000	1,039,820
Golden Empire Schools Financing Authority California Lease Revenue Bonds, Kern High School District	4.000%	05/01/2010	1,500,000	1,517,745
San Bernardino County Transportation Authority Revenue Bonds, Notes — Series A	4.000%	05/01/2012	500,000	525,075

				4,379,659

Colorado — 1.4%
Central Platte Valley Metropolitan District, Series A, GO Unlimited, LOC: BNP Paribas (a)	5.000%	12/01/2009	1,110,000	1,115,861

Delaware — 1.3%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	1,000,000	1,082,050

Florida — 2.6%
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	2,000,000	2,181,680

Georgia — 2.4%
Macon Water Authority & Sewage Revenue Bonds	4.000%	10/01/2010	980,000	1,013,888
State of Georgia, Series B, GO Unlimited	5.000%	07/01/2010	900,000	930,987

				1,944,875

Illinois — 4.7%
Chicago Illinois Park District, Personal Property Replacement, Series D, GO Unlimited	5.000%	01/01/2011	1,000,000	1,050,130
City of Chicago Illinois GO Unlimited, Series B, INS: AMBAC	5.000%	01/01/2011	1,620,000	1,699,769

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal
and Title of Issue	Rate	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — (continued)
Illinois — (continued)
State of Illinois, First Series, GO Unlimited, INS: FSA	5.250%	05/01/2010	$1,075,000	$1,102,692

				3,852,591

Iowa — 2.5%
Waterloo Community School District School Revenue Bonds, Antic Notes	3.750%	05/01/2012	2,000,000	2,074,080

Maryland — 1.9%
Baltimore County Maryland, Construction Public Improvement, GO Unlimited	5.250%	09/01/2010	1,170,000	1,221,562
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical Systems, Series F	4.000%	07/01/2010	310,000	314,839

				1,536,401

Montana — 0.8%
Whitefish Montana Tax Allocation, Emergency Services Contract Project	3.000%	07/15/2011	605,000	624,753

Nevada — 6.0%
Clark County Nevada, Bond Bank, GO Limited, INS: FGIC (b)	5.000%	06/01/2011	2,000,000	2,143,360
Clark County School District GO Limited, Limited Tax-Building, Series A	5.000%	06/15/2010	2,700,000	2,777,949

				4,921,309

New Jersey — 5.9%
New Jersey Economic Development Authority Revenue Bonds, School Facilities Construction, Series Y	5.000%	09/01/2010	850,000	883,405
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	1,860,000	2,017,747
New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education Cap Improvement, Series B (b)	5.000%	09/01/2010	1,850,000	1,927,700

				4,828,852

New Mexico — 1.9%
State of New Mexico Severance Tax Revenue Bonds, Series A-2	3.000%	07/01/2010	1,500,000	1,528,065

New York — 14.0%
City of New York GO Unlimited, Subseries B-1	4.000%	09/01/2011	2,000,000	2,109,840
City of New York, Series F, GO Unlimited	5.000%	08/01/2010	1,000,000	1,037,720
Nassau County GO Unlimited, Improvement, Series F, INS: FSA	6.500%	03/01/2019	500,000	512,450
Nassau County GO Unlimited, Improvement, Series F, INS: FSA	6.500%	03/01/2020	500,000	512,450
New York City Transitional Finance Authority Aid Revenue Bonds, Series S-2, INS: State Aid Withholding	5.000%	01/15/2011	1,500,000	1,557,615
New York State Dormitory Authority Revenue Bonds, Series B (a)	5.250%	05/15/2012	2,000,000	2,156,560
New York State Thruway Authority Revenue Notes, Antic Notes	4.000%	07/15/2011	500,000	526,725
New York State Thruway Authority Service Contract Revenue Bonds, Bridge Service Contract	3.000%	04/01/2010	750,000	758,887

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal
and Title of Issue	Rate	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — (continued)
New York — (continued)
Tobacco Settlement Financing Authority Revenue Bonds, Asset Backed, Series B	5.000%	06/01/2010	$2,290,000	$2,355,357

				11,527,604

North Carolina — 3.0%
Mecklenburg County North Carolina, Public Improvement, Series A, GO Unlimited	4.500%	04/01/2011	2,305,000	2,439,474

Ohio — 1.3%
State of Ohio Revenue Bonds, Higher Education Facilities, Series II-A	5.000%	12/01/2010	1,000,000	1,049,510

Pennsylvania — 4.8%
Allegheny County Pennsylvania HDA Revenue Bonds, University of Pittsburgh Medical Center, Series B	5.000%	06/15/2011	1,000,000	1,061,100
Lehigh County Pennsylvania General Purpose Hospital Revenue Bonds, Lehigh Valley Health Network, Series A, INS: FSA	4.000%	07/01/2010	800,000	819,536
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series AJ	5.000%	06/15/2012	1,860,000	2,034,859

				3,915,495

South Carolina — 2.6%
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	2,000,000	2,150,980

Texas — 12.4%
City of Austin Texas, Public Property Financial Contractual, GO Limited	5.000%	09/01/2010	1,000,000	1,040,980
County of Williamson Texas, GO Unlimited, INS: FSA (b)	5.300%	02/15/2012	2,500,000	2,757,625
Frisco Independent School District, GO Unlimited, INS: PSF-GTD	6.500%	08/15/2012	1,000,000	1,150,140
Harris County Cultural Education Facilities Finance Corp Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	2,000,000	2,183,720
Texas A&M University Revenue Bonds, Financing System	3.700%	05/15/2011	1,000,000	1,046,650
Texas State Public Finance Authority Revenue Bonds, INS: FGIC	4.000%	02/01/2011	1,955,000	2,037,638

				10,216,753

Virginia — 3.8%
Commonwealth of Virginia, Series B, GO Unlimited	5.000%	06/01/2011	1,655,000	1,774,772
Virginia State Public School Authority Revenue Bonds, Series VII	5.000%	04/15/2011	1,290,000	1,373,734

				3,148,506

Washington — 3.0%
Tacoma Washington Electrical Systems Revenue Bonds, Series A, INS: FSA (b)	5.750%	01/01/2011	1,500,000	1,610,280
Whatcom County Washington School District No. 506 Nooksack Valley, GO Unlimited, INS: School Building Guaranty	4.000%	12/01/2009	815,000	819,531

				2,429,811

Wisconsin — 3.8%
South Milwaukee Wisconsin Promissory Notes, GO Unlimited, INS: MBIA	4.375%	06/01/2010	1,000,000	1,024,650

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal
and Title of Issue	Rate	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — (continued)
Wisconsin — (continued)
State of Wisconsin GO Unlimited, Series C	4.000%	05/01/2011	$2,000,000	$2,101,080

				3,125,730

TOTAL TAX-EXEMPT OBLIGATIONS (Cost $81,727,059)				83,040,166

MONEY MARKET FUND — 0.1%			Shares

State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value) (c)(d)			101,775	101,775

TOTAL MONEY MARKET FUND (Cost $101,775)				101,775

TOTAL INVESTMENTS(e)(f)† — 101.3% (Cost $81,828,834)				83,141,941
Liabilities in Excess of Assets — (1.3)%				(1,094,394)

NET ASSETS — 100.0%				$82,047,547

(a)	Floating Rate Note — Interest rate shown is rate in effect at September 30, 2009.

(b)	Date shown is pre-refunded date.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(f)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009 was $1,318,027 and $4,920, respectively, resulting in net unrealized appreciation of investments of $1,313,107.

†	Security Valuation: Ordinarily, the Portfolio values each security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Portfolio will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

Acronym	Name
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
HDA	Hospital Development Authority
INS	Insured
MBIA	Municipal Bond Investors Assurance
NPFGC	National Public Finance Guarantee Corporation
PLC	Public Limited Company
PSF	Permanent School Fund
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 — Quoted Prices	$101,775	$—

Level 2 — Other Significant Observable Inputs	83,040,166	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$83,141,941	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
Affiliate Table
Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at September 30, 2009 is listed in the Portfolio of Investments.

			Shares sold			Income Earned	Realized
		Shares	for the 9			for the 9	Gain on
	Number of	purchased for	months	Number of	Value at	months ended	shares
Security	shares held at	the 9 months	ended	shares held	9/30/09	9/30/09	sold
Description	12/31/08	ended 9/30/09	9/30/09	at 9/30/09	(000)	(000)	(000)

State Street Institutional Tax Free Money Market Fund, Institutional Shares	10,110,420	27,122,065	37,130,710	101,775	$101,775	$19,083	$—

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
U.S. GOVERNMENT AGENCY OBLIGATIONS — 63.0%
Fannie Mae Discount Notes (a)	0.162%	10/01/2009	$75,000,000	$75,000,000
Fannie Mae Discount Notes (a)	0.162%	10/26/2009	40,000,000	39,995,557
Fannie Mae Discount Notes (a)	0.200%	11/02/2009	175,000,000	174,968,889
Fannie Mae Discount Notes (a)	0.310%	11/25/2009	41,000,000	40,980,582
Fannie Mae Discount Notes (a)	0.203%	12/01/2009	15,000,000	14,994,916
Fannie Mae Discount Notes (a)	0.310%	12/02/2009	35,000,000	34,981,314
Fannie Mae Discount Notes (a)	0.380%	12/21/2009	28,000,000	27,976,060
Fannie Mae Discount Notes (a)	0.203%	12/28/2009	40,000,000	39,980,442
Fannie Mae Discount Notes (a)	0.395%	12/31/2009	40,000,000	39,960,061
Fannie Mae Discount Notes (a)	0.345%	01/25/2010	13,770,000	13,754,692
Fannie Mae Discount Notes (a)	0.390%	02/22/2010	35,000,000	34,945,400
Federal Home Loan Bank Discount Notes (a)	0.190%	11/06/2009	18,000,000	17,996,580
Federal Home Loan Bank Discount Notes (a)	0.190%	11/12/2009	19,000,000	18,995,788
Federal Home Loan Bank Discount Notes (a)	0.200%	11/12/2009	50,000,000	49,988,333
Federal Home Loan Bank Discount Notes (a)	0.172%	11/18/2009	10,000,000	9,997,734
Federal Home Loan Bank Discount Notes (a)	0.300%	11/18/2009	40,000,000	39,984,000
Federal Home Loan Bank Discount Notes (a)	0.300%	11/25/2009	75,000,000	74,965,625
Federal Home Loan Bank Discount Notes (a)	0.310%	11/25/2009	22,000,000	21,989,581
Federal Home Loan Bank Discount Notes (a)	0.350%	12/16/2009	36,100,000	36,073,326
Federal Home Loan Bank Discount Notes (a)	0.203%	12/22/2009	25,000,000	24,988,604
Federal Home Loan Bank Discount Notes (a)	0.350%	12/28/2009	31,000,000	30,973,478
Federal Home Loan Bank Discount Notes (a)	0.350%	12/30/2009	25,000,000	24,978,125
Federal Home Loan Bank Discount Notes (a)	0.288%	02/12/2010	100,000,000	99,892,986
Federal Home Loan Bank Discount Notes (a)	0.200%	02/16/2010	17,700,000	17,686,430
Federal Home Loan Bank Discount Notes (a)	0.235%	03/12/2010	15,000,000	14,984,138
Federal Home Loan Banks (b)	0.254%	10/09/2009	50,000,000	50,000,000
Federal Home Loan Banks (b)	0.301%	10/30/2009	125,000,000	125,000,000
Federal Home Loan Banks (b)	0.142%	12/08/2009	25,000,000	25,003,536
Federal Home Loan Mortgage Corp. (b)	0.325%	10/10/2009	15,000,000	15,000,000
Federal Home Loan Mortgage Corp. (b)	0.671%	10/30/2009	23,000,000	23,010,870
Federal Home Loan Mortgage Corp. (b)	0.560%	10/01/2009	150,000,000	150,000,000
Federal National Mortgage Association (b)	0.400%	10/13/2009	150,000,000	150,000,000
Freddie Mac Discount Notes (a)	0.300%	11/23/2009	15,000,000	14,993,375
Freddie Mac Discount Notes (a)	0.361%	12/21/2009	8,780,000	8,772,888
Freddie Mac Discount Notes (a)	0.203%	12/24/2009	10,000,000	9,995,331
Freddie Mac Discount Notes (a)	0.350%	12/28/2009	26,000,000	25,977,756
Freddie Mac Discount Notes (a)	0.360%	12/28/2009	49,500,000	49,456,440
Freddie Mac Discount Notes (a)	0.370%	12/31/2009	43,000,000	42,959,783
Freddie Mac Discount Notes (a)	0.340%	01/06/2010	25,000,000	24,977,097
Freddie Mac Discount Notes (a)	0.340%	01/08/2010	31,000,000	30,971,015
Freddie Mac Discount Notes (a)	0.230%	01/11/2010	100,000,000	99,934,833
Freddie Mac Discount Notes (a)	0.300%	01/19/2010	27,000,000	26,975,250
Freddie Mac Discount Notes (a)	0.300%	01/26/2010	27,000,000	26,973,675
Freddie Mac Discount Notes (a)	0.280%	02/16/2010	50,000,000	49,946,333
Freddie Mac Discount Notes (a)	0.190%	02/23/2010	25,000,000	24,980,868
Freddie Mac Discount Notes (a)	0.240%	03/22/2010	20,000,000	19,977,067
Freddie Mac Discount Notes (a)	0.245%	03/23/2010	30,000,000	29,964,679
Freddie Mac Discount Notes (a)	0.200%	03/24/2010	25,000,000	24,975,833
Freddie Mac Discount Notes (a)	0.200%	03/29/2010	40,000,000	39,960,222

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				2,110,839,492

U.S. TREASURY OBLIGATIONS — 5.3%
United States Treasury Bill	0.180%	11/19/2009	25,000,000	24,993,875
United States Treasury Bill	0.160%	11/27/2009	40,000,000	39,989,867
United States Treasury Bill	0.345%	12/10/2009	40,000,000	39,973,166
United States Treasury Bill	0.335%	12/24/2009	35,000,000	34,972,642

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
U.S. TREASURY OBLIGATIONS — (continued)
United States Treasury Bill	0.350%	12/31/2009	$38,000,000	$37,966,381

TOTAL U.S. TREASURY OBLIGATIONS				177,895,931

REPURCHASE AGREEMENTS — 31.7%
Agreement with Bank of America and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by Federal Home Loan Bank, 0.000% due 04/16/10 valued at $12,358,305); proceeds $12,112,020	0.060%	10/01/2009	12,112,000	12,112,000
Agreement with Barclays Capital, Inc. and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by Resolution Funding Strip Principal, 0.000%, due 07/15/20-10/15/20 valued at $102,000,510); proceeds $100,000,139	0.050%	10/01/2009	100,000,000	100,000,000
Agreement with BNP Paribas and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by Federal National Mortgage Association, 0.000%-5.250% due 07/13/10-08/01/12, Federal Home Loan Mortgage Corporation, 0.000%-5.625%, due 10/02/09-11/23/35, Federal Home Loan Bank, 0.000%-5.625%, due 10/09/09-06/11/21 valued at $357,000,227); proceeds $350,000,583	0.060%	10/01/2009	350,000,000	350,000,000
Agreement with Citigroup and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by U. S. Treasury Note, 3.750% due 11/15/18 valued at $102,000,068); proceeds $100,000,111	0.040%	10/01/2009	100,000,000	100,000,000
Agreement with Credit Suisse Securities, LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/09 (collateralized by Federal Home Loan Discount Note, 0.000%, due 11/04/09-04/26/10 valued at $102,000,001); proceeds $100,000,139	0.050%	10/01/2009	100,000,000	100,000,000
Agreement with Deutsche Bank and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by Federal Home Loan Bank, 1.375% due 05/16/11, Federal National Mortgage Association, 1.500%-2.180% due 09/10/12-05/12/14 valued at $102,000,960); proceeds $100,000,167	0.060%	10/01/2009	100,000,000	100,000,000
Agreement with Goldman Sachs and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by U.S. Treasury Note, 0.875%-4.625% due 10/15/09-12/31/12, U.S. Treasury Bond, 4.750%-11.750% due 11/15/09-2/15/37, U.S. Treasury Bill, 0.000% due 10/15/09-8/26/10 valued at $102,000,008); proceeds $100,000,111	0.040%	10/01/2009	100,000,000	100,000,000
Agreement with Morgan Stanley and The Bank of New York (Tri-Party), dated 09/30/09 (collateralized by Federal Farm Credit Bank, 1.200%-3.170%, due 06/17/11-09/15/14 valued at $102,171,991); proceeds $100,000,111	0.040%	10/01/2009	100,000,000	100,000,000
Agreement with UBS Warburg and JP Morgan Chase & Co.(Tri-Party), dated 09/30/09 (collateralized by Federal Home Loan Bank, 0.000%-0.001%, due 03/30/11-07/23/12, Resolution Funding Strip Principal, 8.625% due 01/15/30 valued at $102,004,471); proceeds $100,000,194	0.070%	10/01/2009	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS				1,062,112,000

TOTAL INVESTMENTS(c) (d) † — 100.0%				3,350,847,423
Other Assets in Excess of Liabilities — 0.00%				85,933

NET ASSETS — 100.0%				$3,350,933,356

(a)	Discount rate at time of purchase.

(b)	Variable Rate Security — Interest Rate is in effect as of September 30, 2009.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 — Quoted Prices	$—	$—

Level 2 — Other Significant Observable Inputs	3,350,847,423	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$3,350,847,423	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
U.S. TREASURY OBLIGATIONS — 105.4%
United States Treasury Bill	0.010%	10/01/2009	$2,933,000	$2,933,000
United States Treasury Bill	0.090%	10/01/2009	12,443,000	12,443,000
United States Treasury Bill	0.180%	10/01/2009	21,665,000	21,665,000
United States Treasury Bill	0.195%	10/01/2009	180,000,000	180,000,000
United States Treasury Bill	0.295%	10/01/2009	25,000,000	25,000,000
United States Treasury Bill	0.175%	10/08/2009	75,000,000	74,997,448
United States Treasury Bill	0.180%	10/08/2009	75,000,000	74,997,375
United States Treasury Bill	0.185%	10/08/2009	50,000,000	49,998,201
United States Treasury Bill	0.190%	10/08/2009	75,000,000	74,997,229
United States Treasury Bill	0.165%	10/15/2009	100,000,000	99,993,583
United States Treasury Bill	0.180%	10/15/2009	75,000,000	74,994,750
United States Treasury Bill	0.185%	10/15/2009	100,000,000	99,992,806
United States Treasury Bill	0.170%	10/22/2009	25,000,000	24,997,521
United States Treasury Bill	0.185%	10/22/2009	100,000,000	99,989,208
United States Treasury Bill	0.190%	10/22/2009	150,000,000	149,983,375
United States Treasury Bill	0.145%	10/29/2009	80,000,000	79,990,978
United States Treasury Bill	0.150%	10/29/2009	118,500,000	118,486,175
United States Treasury Bill	0.165%	10/29/2009	75,000,000	74,990,375
United States Treasury Bill	0.190%	10/29/2009	200,000,000	199,970,444
United States Treasury Bill	0.180%	11/05/2009	125,000,000	124,978,125
United States Treasury Bill	0.137%	11/12/2009	35,000,000	34,994,488
United States Treasury Bill	0.170%	11/12/2009	58,708,000	58,696,356
United States Treasury Bill	0.185%	11/12/2009	75,000,000	74,983,812
United States Treasury Bill	0.140%	11/19/2009	35,000,000	34,993,331
United States Treasury Bill	0.180%	11/19/2009	150,000,000	149,963,250
United States Treasury Bill	0.160%	11/27/2009	200,000,000	199,949,333
United States Treasury Bill	0.140%	12/10/2009	50,000,000	49,986,389
United States Treasury Bill	0.135%	12/17/2009	50,000,000	49,985,563
United States Treasury Bill	0.098%	12/24/2009	70,000,000	69,984,075
United States Treasury Bill	0.117%	12/31/2009	100,000,000	99,970,931
United States Treasury Bill	0.070%	01/07/2010	50,000,000	49,990,472
United States Treasury Bill	0.085%	01/07/2010	50,000,000	49,988,431
United States Treasury Bill	0.091%	01/07/2010	50,000,000	49,987,750
United States Treasury Bill	0.085%	01/14/2010	25,000,000	24,993,802
United States Treasury Bill	0.151%	02/04/2010	50,000,000	49,973,663
United States Treasury Bill	0.166%	02/11/2010	50,000,000	49,969,336
United States Treasury Bill	0.178%	02/18/2010	50,000,000	49,965,486
United States Treasury Bill	0.160%	02/25/2010	50,000,000	49,967,333
United States Treasury Bill	0.170%	03/04/2010	25,000,000	24,981,819
United States Treasury Bill	0.175%	03/04/2010	25,000,000	24,981,285

TOTAL U.S. TREASURY OBLIGATIONS				2,913,705,498

TOTAL INVESTMENTS(a) (b)† — 105.4%				2,913,705,498
Liabilities in Excess of Assets — (5.4)%				(150,271,417)

NET ASSETS — 100.0%				$2,763,434,081

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b)	Also represents cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 — Quoted Prices	$—	$—

Level 2 — Other Significant Observable Inputs	2,913,705,498	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$2,913,705,498	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
U.S. TREASURY OBLIGATIONS — 70.0%
United States Treasury Bill	0.122%	10/01/2009	$100,000,000	$100,000,000
United States Treasury Bill	0.180%	10/01/2009	15,000,000	15,000,000
United States Treasury Bill	0.185%	10/08/2009	5,000,000	4,999,820
United States Treasury Bill	0.225%	10/08/2009	25,000,000	24,998,906
United States Treasury Bill	0.185%	10/15/2009	20,000,000	19,998,561
United States Treasury Bill	0.162%	10/22/2009	50,000,000	49,995,339
United States Treasury Bill	0.205%	10/22/2009	20,000,000	19,997,608
United States Treasury Bill	0.145%	10/29/2009	20,000,000	19,997,745
United States Treasury Bill	0.150%	10/29/2009	30,000,000	29,996,500
United States Treasury Bill	0.190%	10/29/2009	25,000,000	24,996,306
United States Treasury Bill	0.180%	11/05/2009	20,000,000	19,996,500
United States Treasury Bill	0.179%	11/19/2009	25,000,000	24,993,979
United States Treasury Bill	0.180%	11/19/2009	20,000,000	19,995,100
United States Treasury Bill	0.210%	11/19/2009	15,000,000	14,995,713
United States Treasury Bill	0.160%	11/27/2009	75,000,000	74,981,000
United States Treasury Bill	0.220%	11/27/2009	15,000,000	14,994,775
United States Treasury Bill	0.162%	12/03/2009	50,000,000	49,986,000
United States Treasury Bill	0.177%	12/17/2009	7,500,000	7,497,193
United States Treasury Bill	0.098%	12/24/2009	30,000,000	29,993,175
United States Treasury Bill	0.165%	02/04/2010	20,000,000	19,988,450
United States Treasury Bill	0.180%	02/04/2010	20,000,000	19,987,400
United States Treasury Bill	0.175%	02/11/2010	40,000,000	39,974,139
United States Treasury Bill	0.160%	02/25/2010	50,000,000	49,967,333
United States Treasury Bill	0.170%	03/04/2010	12,000,000	11,991,273
United States Treasury Bill	0.175%	03/04/2010	13,000,000	12,990,268

TOTAL U.S. TREASURY OBLIGATIONS				722,313,083

REPURCHASE AGREEMENTS — 30.0%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) dated 09/30/09 (collateralized by a U.S. Treasury Note, 3.125% due 08/31/13 valued at $338,649); proceeds $332,000	0.050%	10/01/2009	332,000	332,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) dated 09/30/09 (collateralized by a U.S. Treasury Note, 2.625% due 04/30/16 valued at $40,800,006); proceeds $40,000,033	0.030%	10/01/2009	40,000,000	40,000,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) dated 09/30/09 (collateralized by U.S. Treasury Notes, 1.5000%- 4.750% due 07/15/12- 11/15/17 and a U.S. Treasury Bond, 5.250% due 11/15/28 valued at $76,500,090); proceeds $75,000,083	0.040%	10/01/2009	75,000,000	75,000,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party) dated 09/30/09 (collateralized by a U.S. Treasury Bond, 5.500% due 08/15/28 valued at $40,800,002); proceeds $40,000,044	0.040%	10/01/2009	40,000,000	40,000,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. dated 09/30/09 (collateralized by U.S. Treasury Bonds, 3.500%- 8.000% due 11/15/21 - 08/15/39, valued at $76,503,405); proceeds $75,000,042	0.020%	10/01/2009	75,000,000	75,000,000
Agreement with Royal Bank of Scotland and J P Morgan Chase & Co., dated 09/30/09 (collateralized by Federal National Mortgage Association, 5.000% due 02/16/12 valued at $40,802,779); proceeds $40,000,033	0.030%	10/01/2009	40,000,000	40,000,000

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
September 30, 2009 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
REPURCHASE AGREEMENTS — (continued)
Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-Party) dated 09/30/09, (collateralized by a U.S. Treasury Note, 2.625% due 06/30/14 valued at $40,802,325); proceeds $40,000,044	0.040%	10/01/2009	$40,000,000	$40,000,000

TOTAL REPURCHASE AGREEMENTS				310,332,000

TOTAL INVESTMENTS(a) (b) † — 100.0%				1,032,645,083
Liabilities in Excess of Assets — 0.00%				(146,140)

NET ASSETS — 100.0%				$1,032,498,943

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 — Quoted Prices	$—	$—

Level 2 — Other Significant Observable Inputs	1,032,645,083	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$1,032,645,083	$—

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
State Street Master Funds

By:	/s/ James E. Ross
James E. Ross
President (Principal Executive Officer)

Date:	November 30, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross President (Principal Executive Officer)

Date:	November 30, 2009

By:	/s/ Gary L. French
Gary L. French
Treasurer (Principal Financial Officer)

Date:	November 30, 2009